T. ROWE PRICE Tax-Free High Yield Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
COMMON STOCKS 0.0%
Ingevity (1) 1 42
Nassau County IDA, EC, 5.00%, 1/1/58 (2) 13,414 —
United Airlines Holdings (1) — 31
Total Common Stocks (Cost $32) 73
CORPORATE BONDS 0.0%
South Carolina Repower, 0.00%, 2/1/45, Acquisition Date:
9/29/25, Cost $— (1)(2)(3) 3,753 —
Total Corporate Bonds (Cost $–) —
MUNICIPAL SECURITIES 98.9%
ALABAMA  2.0%
Alabama State Univ., 5.75%, 9/1/50 (4) 2,150 2,347
Black Belt Energy Gas Dist., Series A, VRDN, 5.25%, 1/1/54
(Tender 10/1/30)  6,400 6,887
Black Belt Energy Gas Dist., Series C-1, VRDN, 5.25%, 2/1/53
(Tender 6/1/29)  10,610 11,226
Black Belt Energy Gas Dist., Series D, VRDN, 5.00%, 3/1/55
(Tender 11/1/34)  7,000 7,592
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
5.50%, 1/1/28 (1)(5) 2,925 2,088
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
5.50%, 1/1/43 (1)(5) 2,265 1,617
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Series A, 6.875%, 1/1/43 (1)(5) 1,585 1,131
Huntsville-Redstone Village Special Care Fac. Fin. Auth.,
Series A, 7.50%, 1/1/47 (1)(5) 2,835 2,023
Jefferson County, Sewer Revenue, 5.50%, 10/1/53  2,625 2,764
Mobile County IDA, AM/NS Calvert Project, Series A, 5.00%,
6/1/54 (6) 3,675 3,563
Mobile County IDA, AM/NS Calvert Project, Series B, 4.75%,
12/1/54 (6) 3,175 2,962
Southeast Energy Auth. A Cooperative Dist., Series B, VRDN,
4.00%, 12/1/51 (Tender 12/1/31)  5,160 5,262
Tuscaloosa County IDA, Hunt Refining Project, Series A,
5.25%, 5/1/44 (7) 17,450 17,490
66,952

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
ALASKA  0.0%
Northern Tobacco Securitization, Series B-2, Class 2, Zero
Coupon, 6/1/66  9,999 1,142
1,142
ARIZONA  2.2%
Arizona HFA, Banner Health, Series B, FRN, 100% of
SPMUV7DY + 0.81%, 4.08%, 1/1/37  2,165 2,119
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/40 (7) 730 666
Arizona IDA, Cadence Campus Project, Series A, 4.00%,
7/15/50 (7) 1,265 1,015
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/39  1,050 1,053
Arizona IDA, Doral Academy - Fire Mesa, Series A, 5.00%,
7/15/49  1,595 1,473
Arizona IDA, Montanero Project, 6.75%, 12/1/55 (6)(7) 6,550 6,728
Arizona IDA, Odyssey Preparatory Academy, 5.00%, 7/1/49 (7) 5,445 4,821
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.25%,
7/1/37 (7) 2,375 2,384
Arizona IDA, Odyssey Preparatory Academy, Series A, 5.50%,
7/1/52 (7) 3,970 3,719
Arizona IDA, Pinecrest Academy of Northern Nevada Project,
Series A, 4.50%, 7/15/29 (7) 3,000 2,908
Arizona IDA, San Tan Charter School Projects, 6.875%,
2/1/65 (7) 8,000 8,006
Maricopa County, El Paso Electric, Series A, PCR, 4.50%,
8/1/42  2,575 2,575
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/44  790 787
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/49  475 467
Phoenix Arizona IDA, Downtown Phoenix Student Housing,
5.00%, 7/1/59  1,675 1,616
Pima County IDA, American Leadership Academy, 4.00%,
6/15/41 (7) 2,380 2,074
Pima County IDA, American Leadership Academy, 4.00%,
6/15/51 (7) 5,285 4,107
Salt Verde Financial, 5.00%, 12/1/37  12,970 14,072
Sierra Vista IDA, 5.00%, 6/15/54 (7) 5,375 4,836
Sierra Vista IDA, Wake Preparatory Academy, 6.25%, 6/15/50  4,450 4,467
Tempe IDA, Friendship Village of Tempe Project, Series A,
4.00%, 12/1/46  1,980 1,650
Tempe IDA, Friendship Village of Tempe Project, Series A,
5.625%, 12/1/60  3,215 3,221
74,764

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
ARKANSAS  1.1%
Arkansas DFA, Big River Steel Project, 4.50%, 9/1/49 (6)(7) 8,610 8,339
Arkansas DFA, Big River Steel Project, 4.75%, 9/1/49 (6)(7) 3,955 3,861
Arkansas DFA, Green Bond, 5.45%, 9/1/52 (6) 7,365 7,392
Arkansas DFA, Green Bond, 7.375%, 7/1/48 (6)(7) 5,000 5,428
Arkansas DFA, Green Bond, Series A, 6.875%, 7/1/48 (6)(7) 5,000 5,382
Osceola, Plum Point Energy, VRDN, 5.50%, 4/1/36 (Tender
1/2/26) (6) 7,875 7,877
38,279
CALIFORNIA  8.1%
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.00%, 12/1/53 (Tender 8/1/29)  10,715 11,317
California Community Choice Fin. Auth., Green Bond-Clean
Energy Project, VRDN, 5.50%, 10/1/54 (Tender 11/1/30)  4,490 4,926
California Community Housing Agency, Creekwood, Series A,
4.00%, 2/1/56 (7) 22,370 14,929
California Community Housing Agency, Junior Bonds Street
Flats, Series A-2, 4.00%, 8/1/50 (7) 7,980 6,285
California Community Housing Agency, Senior-Fountains at
Emerald, 3.00%, 8/1/56 (7) 3,200 2,186
California Community Housing Agency, Stoneridge Apartments,
Series A, 4.00%, 2/1/56 (7) 23,060 17,418
California Community Housing Agency, Verdant at Green Valley
Project, 5.00%, 8/1/49 (7) 13,510 12,441
California Housing Fin., Series 2019-1, Class A, 4.25%, 1/15/35  2,550 2,639
California Municipal Fin. Auth., Ascent 613 Project, Series A,
5.375%, 1/1/55 (7) 2,500 2,444
California Municipal Fin. Auth., Baptish Univ., Series A, 5.00%,
11/1/46 (7) 2,750 2,652
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/49 (7) 1,515 1,371
California Municipal Fin. Auth., John Adams Academies Lincoln
Project, Series A, 5.00%, 10/1/57 (7) 1,650 1,453
California Municipal Fin. Auth., LINXS APM Project, 4.00%,
12/31/47 (6) 4,605 4,041
California Municipal Fin. Auth., LINXS APM Project, Series A,
5.00%, 12/31/43 (6) 4,210 4,235
California Municipal Fin. Auth., Samuel Merritt Univ., 5.25%,
6/1/53  4,565 4,718
California Municipal Fin. Auth., The Learning Choice Academy
Obligated Group, Series A, 5.50%, 7/1/45 (8) 1,620 1,622
California Municipal Fin. Auth., The Learning Choice Academy
Obligated Group, Series A, 5.50%, 7/1/65 (8) 1,000 955
California PFA, Enso Village Project, 5.00%, 11/15/46 (7) 595 546

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
California PFA, Sunrise of Manhattan Beach, Series A-1,
6.75%, 7/1/65 (7) 9,020 9,650
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/41 (7) 1,650 1,312
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/51 (7) 1,500 1,043
California School Fin. Auth., Ivy Academia Project, Series A,
4.00%, 6/1/61 (7) 250 162
California Statewide CDA, Series 2021A, 4.00%, 9/2/28  205 206
California Statewide CDA, Series 2021A, 4.00%, 9/2/29  220 222
California Statewide CDA, Series 2021A, 4.00%, 9/2/30  235 238
California Statewide CDA, Series 2021A, 4.00%, 9/2/31  185 188
California Statewide CDA, Series 2021A, 4.00%, 9/2/41  1,270 1,210
California Statewide CDA, Series 2021A, 4.00%, 9/2/51  785 683
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/31  880 880
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/41  1,605 1,476
California Statewide CDA, Series 2021C-1, 4.00%, 9/2/51  1,080 925
California Statewide CDA, Series A-1, 5.00%, 9/2/42  3,495 3,619
California Statewide CDA, Series A-1, 5.00%, 9/2/52  4,965 5,021
California Statewide CDA, Loma Linda Univ. Medical Center,
5.50%, 12/1/54  10,290 10,313
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/27 (7) 2,375 2,396
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.00%, 12/1/46 (7) 3,165 3,166
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.25%, 12/1/56 (7) 8,120 8,120
California Statewide CDA, Loma Linda Univ. Medical Center,
Series A, 5.50%, 12/1/58 (7) 14,720 14,788
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/41  1,260 1,207
California Statewide CDA, Statewide Community Infrastructure
Program, 4.00%, 9/2/51  1,895 1,649
California Statewide CDA, Statewide Community Infrastructure
Program, 5.00%, 9/2/49  395 402
California Statewide Fin. Auth., Tobacco Industry, Series A,
6.00%, 5/1/43  1,190 1,215
CMFA Special Fin. Agency VII, Breakwater Apartments,
Series A-2, 4.00%, 8/1/47 (7) 6,000 5,491
CMFA Special Fin. Agency XII, Allure Apartments, 4.375%,
8/1/49 (7) 2,530 2,156
CMFA Special Fin. Agency, Solana at Grand, Series A-2,
4.00%, 8/1/45 (7) 2,830 2,493
CSCDA Community Improvement Auth., Jefferson Anaheim
Social Bonds, 3.125%, 8/1/56 (7) 2,200 1,658

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-1, 3.00%, 7/1/45 (7) 1,750 1,377
CSCDA Community Improvement Auth., Link-Glendale Social
Bonds, Series A-2, 4.00%, 7/1/56 (7) 6,207 4,799
CSCDA Community Improvement Auth., Monterey Station
Apartment Social Bonds, 3.125%, 7/1/56 (7) 5,105 3,326
CSCDA Community Improvement Auth., Oceanaire Long Beach
Social Bonds, Series A-2, 4.00%, 9/1/56 (7) 8,485 6,088
CSCDA Community Improvement Auth., Parallel Anaheim
Social Bonds, 4.00%, 8/1/56 (7) 2,955 2,652
CSCDA Community Improvement Auth., Social Bonds,
Series A-2, 3.00%, 2/1/57 (7) 2,500 1,724
Golden State Tobacco Securitization, 5.00%, 6/1/51  3,410 3,415
Golden State Tobacco Securitization, Series B-2, Zero Coupon,
6/1/66  268,725 28,811
Inland Empire Tobacco Securitization, Tobacco Settlement
Asset-Backed Bonds, Series C-1, Zero Coupon, 6/1/36  20,000 9,770
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/27  235 236
Irvine, Reassessment Dist. No. 12-1, 4.00%, 9/2/28  320 321
Los Angeles Dept. of Airports, Series A, 5.50%, 5/15/55 (6) 4,750 5,094
Northern California Gas Auth. No. 1, Series B, FRN, 67% of
(3M TSFR + 0.2616%) + 0.72%, 3.565%, 7/1/27  2,115 2,118
Oroville, Hosp., 5.25%, 4/1/54  1,485 1,098
Regents of the Univ. of California, Medical Center Pooled
Revenue, Series P, 3.50%, 5/15/54  2,600 2,181
San Diego County Regional Airport Auth., Senior Private
Activity, Series B, 5.50%, 7/1/55 (6) 3,300 3,552
San Francisco City & County Int'l. Airport, Series A, 5.50%,
5/1/55 (6) 12,000 12,903
San Francisco City and County, Special Tax Dist. No. 2020-1,
Series A, 5.75%, 9/1/50 (7) 850 899
San Francisco City and County, Special Tax Dist. No. 2020-1,
Series B, 5.75%, 9/1/53 (7) 1,290 1,361
West Sacramento Fin. Auth., Series A, 5.00%, 9/1/34 (4) 1,560 1,756
271,548
COLORADO  3.8%
Berthoud-Heritage Metropolitan Dist. No. 1, 5.625%, 12/1/48  6,865 6,753
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.25%,
12/1/38  907 910
Buffalo Highlands Metropolitan Dist., Series A, GO, 5.375%,
12/1/48  3,250 3,230
CCP Metropolitan Dist. No. 3, GO, 5.00%, 12/1/53  1,178 1,174
Centerra Metropolitan Dist. No. 1, 5.00%, 12/1/47 (7) 3,500 3,478
Colorado Bridge & Tunnel Enterprise, Senior Infrastructure,
Series A, 5.50%, 12/1/54 (4) 2,650 2,872

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy
School Project, 5.75%, 4/1/59 (7) 1,070 1,043
Colorado Ed. & Cultural Fac. Auth., Ascent Classical Academy
School Project, 5.80%, 4/1/54 (7) 1,200 1,186
Colorado Ed. & Cultural Fac. Auth., The Stanley Project,
Series A-1, 6.875%, 2/1/59 (7) 11,135 11,716
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/31  485 495
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/32  590 600
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/41  1,160 1,082
Colorado HFA, Frasier, Series 2023A, 4.00%, 5/15/48  1,770 1,506
Colorado HFA, Sunny Vista Living Center, Series A, 5.75%,
12/1/35 (7) 1,145 887
Colorado HFA, Sunny Vista Living Center, Series A, 6.125%,
12/1/45 (7) 2,350 1,698
Colorado HFA, Sunny Vista Living Center, Series A, 6.25%,
12/1/50 (7) 3,285 2,306
Colorado High Performance Transportation Enterprise, C-470
Express Lanes, 5.00%, 12/31/51  4,000 3,970
Colorado Int'l. Center Metropolitan Dist. No. 14, GO, 5.875%,
12/1/46  5,330 5,334
Cornerstar Metropolitan Dist., Series A, GO, 5.125%, 12/1/37  500 500
Cornerstar Metropolitan Dist., Series A, GO, 5.25%, 12/1/47  2,600 2,535
Denver Int'l. Business Center Metropolitan Dist. No. 1, Series B,
GO, 6.00%, 12/1/48  1,185 1,189
Gold Hill North Business Improvement Dist., Series A, GO,
5.60%, 12/1/54 (7) 3,600 3,558
Green Valley Ranch East Metropolitan Dist. No. 6, Series A,
GO, 5.875%, 12/1/50  2,200 2,232
Mineral Business Improvement Dist., Series A, GO, 5.75%,
12/1/54 (7) 1,750 1,767
Mirabelle Metropolitan Dist. No. 2, Subordinate Bonds,
Series B, GO, 6.125%, 12/15/49  2,100 2,093
Painted Prairie Metropolitan Dist. No. 2, GO, 5.25%, 12/1/48  3,899 3,727
Palisade Metropolitan Dist. No. 2, Series B, STEP, 0.00%,
12/15/54 (7) 2,800 2,667
Peak Metropolitan Dist. No. 1, Series A, GO, 4.00%, 12/1/35 (7) 500 452
Peak Metropolitan Dist. No. 1, Series A, GO, 5.00%, 12/1/51 (7) 5,270 4,506
Public Auth. for Colorado Energy, 6.25%, 11/15/28  3,115 3,293
Public Auth. for Colorado Energy, 6.50%, 11/15/38  9,210 11,253
Pueblo Urban Renewal Auth., 4.75%, 12/1/45 (7) 5,620 5,338
Rampart Range Metropolitan Dist. No 5, 4.00%, 12/1/51  7,025 5,864
Redtail Ridge Metropolitan Dist., GO, Zero Coupon, 12/1/32  10,025 6,250
Riverwalk Metropolitan Dist. No 2, Series A, 5.00%, 12/1/52  4,245 3,660
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/36  810 810
Southglenn Metropolitan Dist., GO, 5.00%, 12/1/46  1,448 1,382

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
St. Vrain Lakes Metropolitan Dist. No. 2, Series B, GO, 6.375%,
11/15/54  2,000 2,001
STC Metropolitan Dist. No. 2, Second Lien, Series A-2, GO,
6.25%, 12/1/55 (7) 2,000 2,019
Sterling Ranch Community Auth. Board, Series A, 6.50%,
12/1/54  1,000 1,040
Sterling Ranch Community Auth. Board, Series B, 8.75%,
12/15/54  1,670 1,672
Vail Home Partners, 5.75%, 10/1/45 (7) 415 426
Vail Home Partners, 5.875%, 10/1/55 (7) 2,720 2,772
Vail Home Partners, 6.00%, 10/1/64 (7) 4,580 4,681
127,927
CONNECTICUT  1.4%
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/46 (7) 1,060 1,016
Connecticut State HEFA, Church Home of Hartford, Series A,
5.00%, 9/1/53 (7) 1,260 1,171
Connecticut State HEFA, Goodwin Univ., Series A-1, 5.375%,
7/1/54  3,900 3,824
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/44  4,405 3,514
Connecticut State HEFA, Hartford Univ., 4.00%, 7/1/49  4,200 3,162
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/31  2,000 2,014
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/32  3,280 3,302
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/33  2,055 2,068
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/34  1,435 1,443
Connecticut State HEFA, Masonicare, Series F, 5.00%, 7/1/43  8,115 8,005
Hamden Town, Whitney Center Project, 5.00%, 1/1/40  5,125 5,046
Hamden Town, Whitney Center Project, 5.00%, 1/1/50  6,160 5,460
Mashantucket Western Pequot Tribe, 6.05%, 7/1/31 (4.00%
Cash and 2.05% PIK) (1)(5)(9) 23,166 5,792
Steel Point Infrastructure Improvement Dist., Steelpointe
Harbor Project, 4.00%, 4/1/41 (7) 550 523
Steel Point Infrastructure Improvement Dist., Steelpointe
Harbor Project, 4.00%, 4/1/51 (7) 2,715 2,335
48,675
DELAWARE  1.1%
Delaware Economic Dev. Auth., Newark Charter School, 4.00%,
9/1/30  200 202
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/40  1,025 1,049
Delaware Economic Dev. Auth., Newark Charter School, 5.00%,
9/1/50  1,385 1,386
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/37  790 804
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/43  4,920 4,883

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/48  2,035 1,981
Delaware HFA, Beebe Medical Center, 5.00%, 6/1/50  4,390 4,240
Delaware State Economic Dev. Auth., Academia Antonia Alonso
Charter School Project, Series A, 6.00%, 7/1/55 (7) 3,825 3,870
Delaware State Economic Dev. Auth., ASPIRA of Delaware
Charter Operations Project, 4.00%, 6/1/52  1,260 949
Delaware State Economic Dev. Auth., ASPIRA of Delaware
Charter Operations Project, 4.00%, 6/1/57  1,220 890
Delaware State Economic Dev. Auth., ASPIRA of Delaware
Charter Operations Project, 5.00%, 6/1/51  1,350 1,197
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/32  205 208
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/40  890 894
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/48  2,335 2,220
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/53  3,445 3,200
Kent County, CHF Dover & Delaware Univ. Project, Series A,
5.00%, 7/1/58  2,915 2,671
Sussex County, Cadbury at Lewes, 5.00%, 1/1/36  6,875 6,898
37,542
DISTRICT OF COLUMBIA  2.2%
Dist. of Columbia, Methodist Home, Series A, 5.125%, 1/1/35  740 689
Dist. of Columbia, Methodist Home, Series A, 5.25%, 1/1/39  485 433
District of Columbia Tobacco Settlement Fin., Series A, Zero
Coupon, 6/15/46  58,985 13,825
District of Columbia Tobacco Settlement Fin., Series B, Zero
Coupon, 6/15/46  18,210 3,943
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/36  2,375 2,384
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/41  1,540 1,542
District of Columbia, Friendship Public Charter School, 5.00%,
6/1/46  2,285 2,282
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/37  2,295 2,312
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/42  4,065 4,051
District of Columbia, Ingleside at Rock Creek, Series A, 5.00%,
7/1/52  9,730 9,022
District of Columbia, Union Market Infrastructure Project, STEP,
0.00%, 6/1/31 (7) 900 868
District of Columbia, Union Market Infrastructure Project, STEP,
0.00%, 6/1/46 (7) 2,810 2,267

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
District of Columbia, Union Market Project, Series B, STEP,
0.00%, 6/1/41 (7) 1,600 1,015
District of Columbia, Union Market Project, Series B, STEP,
0.00%, 6/1/49 (7) 3,450 2,119
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  11,080 11,821
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/37 (4) 10,135 6,480
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/38  7,915 4,672
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/39  1,585 884
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, Zero Coupon, 10/1/40  3,955 2,063
72,672
FLORIDA  6.0%
Alachua County HFA, East Ridge Retirement Village, 6.00%,
11/15/34 (1)(5) 59 1
Alachua County HFA, East Ridge Retirement Village, 6.375%,
11/15/49 (1)(5) 2,320 35
Ave Maria Stewardship Community Dist., Phase 5 Master
Improvements Project, 5.30%, 5/1/45  450 450
Ave Maria Stewardship Community Dist., Phase 5 Master
Improvements Project, 5.60%, 5/1/56  500 501
Avenir Community Dev. Dist., 5.375%, 5/1/43  1,855 1,866
Avenir Community Dev. Dist., 5.625%, 5/1/54  890 894
Babcock Ranch Community Independent Special Dist., 5.25%,
5/1/55 (7) 1,750 1,761
Boggy Creek Improvement Dist., Special Assessment,
Series 2013, 5.125%, 5/1/43  6,445 6,446
Broward County Port Fac. Revenue, Senior Bond, Series B,
4.00%, 9/1/49 (6) 10,000 8,709
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/29  875 922
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/30  250 266
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/31  1,015 1,080
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/33  900 950
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1,
5.00%, 10/1/34  975 1,026
Capital Projects Fin. Auth., Millenia Orlando Project, Series A,
7.125%, 1/1/65 (7) 5,000 5,134

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Capital Projects Fin. Auth., Navigator Academy of Leadership
Obligated Group Project, 5.00%, 6/15/54 (7) 575 530
Capital Projects Fin. Auth., Navigator Academy of Leadership
Obligated Group Project, 5.00%, 6/15/64 (7) 1,890 1,698
Capital Trust Agency, 4.00%, 6/15/51 (7) 2,735 2,027
Capital Trust Agency, The Marie Selby Botanical Gardens,
4.00%, 6/15/41 (7) 3,300 2,850
Capital Trust Auth., Florida Institute of Technology Project,
Series A, 5.375%, 7/1/65 (7) 5,150 5,023
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 5.625%, 6/15/44 (7) 410 415
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 6.00%, 6/15/54 (7) 655 664
Capital Trust Auth., Kipp Miami North Campus Project,
Series A, 6.125%, 6/15/60 (7) 800 812
Capital Trust Auth., Mason Classical Academy Project,
Series A, 5.00%, 6/1/64 (7) 2,550 2,258
Celebration Pointe Community Dev. Dist., 3.00%, 5/1/31 (1)(5) 565 452
Celebration Pointe Community Dev. Dist., 3.375%, 5/1/41 (1)(5) 1,055 844
Celebration Pointe Community Dev. Dist., 4.00%, 5/1/53 (1)(5) 2,310 1,848
Celebration Pointe Community Dev. Dist., 5.125%, 5/1/45 (1)(5) 755 604
Celebration Pointe Community Dev. Dist., Alachua County,
5.00%, 5/1/32 (1)(5) 755 604
Coastal Ridge Community Dev. Dist., 6.00%, 5/1/55  2,800 2,884
Crossings at Fleming Island Community Dev. Dist., Series A-1,
4.50%, 5/1/30  255 255
Everest GMR Community Dev. Dist., 6.20%, 5/1/54  5,920 6,098
Firelight Community Dev. Dist., Series A, 6.125%, 5/1/55  2,375 2,436
Firethorn Community Dev. Dist., 5.60%, 5/1/55  800 801
Florida Dev. Fin., GFL Solid Waste Southeast Project, Series A,
VRDN, 4.375%, 10/1/54 (Tender 10/1/31) (6)(7) 2,450 2,484
Florida Dev. Fin., Renaissance Charter School Projects,
Series A, 6.00%, 6/15/55 (7) 2,475 2,511
Florida Dev. Fin., Renaissance Charter School Projects,
Series A, 6.125%, 6/15/50 (7) 1,375 1,417
Florida Dev. Fin., UF Health Jacksonville Project, 4.00%, 2/1/52  2,945 2,487
Florida Dev. Fin., UF Health Jacksonville Project, 5.00%, 2/1/52  1,450 1,407
Florida Dev. Fin., Waste Pro USA, VRDN, 6.125%, 7/1/32
(Tender 7/1/26) (6)(7) 8,900 8,950
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 4.75%, 6/1/38 (7) 2,495 2,353
Florida Higher Ed. Fac. Fin. Auth., Jacksonville Univ.,
Series A-1, 5.00%, 6/1/48 (7) 10,550 9,223
Florida Local Gov't. Fin. Commission, Fleet Landing at Nocatee
Project, Series A, 6.875%, 11/15/64 (7) 6,300 6,589

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Golden Gem Community Dev. Dist., 6.00%, 5/1/55  4,000 4,069
Greater Orlando Aviation Auth., United Airlines Project, 5.50%,
11/1/37 (6) 1,375 1,482
Hammock Oaks Community Dev. Dist., Assessment Area
Three, 4.50%, 5/1/32 (7) 275 281
Hammock Oaks Community Dev. Dist., Assessment Area
Three, 5.75%, 5/1/55 (7) 1,500 1,520
Hammock Oaks Community Dev. Dist., Assessment Area Two,
5.85%, 5/1/44  795 810
Hammock Oaks Community Dev. Dist., Assessment Area Two,
6.15%, 5/1/54  910 929
Hillcrest Preserve Community Dev. Dist., 4.375%, 5/1/31 (7) 420 424
Hillcrest Preserve Community Dev. Dist., 5.00%, 5/1/44 (7) 1,200 1,178
Hillcrest Preserve Community Dev. Dist., 5.30%, 5/1/54 (7) 1,615 1,574
Hillsborough County IDA, BayCare Health System, Series C,
5.50%, 11/15/54  2,880 3,092
Hobe-St. Lucie Conservancy Dist., 5.875%, 5/1/55  2,700 2,766
Jacksonville Ed. Fac., Jacksonville Univ., Series B, 5.00%,
6/1/53 (7) 9,095 7,722
KD52 Community Dev. Dist. No. 1, 6.125%, 5/1/56  3,400 3,417
Lakes of Sarasota Community Dev. Dist., Series A, 5.60%,
5/1/55  695 694
Lakes of Sarasota Community Dev. Dist., Series B, 5.25%,
5/1/34  1,100 1,130
Lakes of Sarasota Community Dev. Dist. 2, Series A, 5.70%,
5/1/55  765 768
Lakes of Sarasota Community Dev. Dist. 2, Series B, 5.20%,
5/1/35  1,395 1,441
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.50%, 5/1/39 (7) 25 26
Lakewood Ranch Stewardship Dist., Lakewood Centre &
Northwest Sector, 5.65%, 5/1/48 (7) 110 112
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.25%, 5/1/37  2,875 2,920
Lakewood Ranch Stewardship Dist., Lakewood National Polo
Run, 5.375%, 5/1/47  3,635 3,654
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.00%, 5/1/36  1,155 1,160
Lakewood Ranch Stewardship Dist., Lakewood Ranch South,
5.125%, 5/1/46  2,325 2,326
Lakewood Ranch Stewardship Dist., Lakewood Ranch
Southeast Project, 6.00%, 5/1/56  4,030 4,179
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.30%,
5/1/39  790 807
Lakewood Ranch Stewardship Dist., Northeast Sector, 5.45%,
5/1/48  1,365 1,383

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
LTC Ranch West Residential Community Dev. Dist.,
Assessment Area Three Project, Series AA3, 6.05%, 5/1/54  1,180 1,201
LTC Ranch West Residential Community Dev. Dist.,
Assessment Area Two Project, Series AA2, 6.00%, 5/1/54  555 563
Malabar Springs Community Dev. Dist., Assessment Area One,
5.20%, 5/1/44  1,000 996
Marion Ranch Community Dev. Dist., 5.70%, 5/1/44  755 771
Marion Ranch Community Dev. Dist., 5.95%, 5/1/54  1,305 1,332
Miami-Dade County EFA, Series B, 5.25%, 4/1/45  5,000 5,400
Miami-Dade County IDA, Miami Community Charter Schools
Project, 6.125%, 6/1/45 (7) 365 369
Miami-Dade County IDA, Miami Community Charter Schools
Project, 6.375%, 6/1/65 (7) 2,250 2,279
New Port Corners Community Dev. Dist., 5.50%, 6/15/55 (7) 700 701
Newport Isles Community Dev. Dist., 5.00%, 5/1/44  2,200 2,193
Newport Isles Community Dev. Dist., 5.20%, 5/1/54  2,690 2,629
North AR-1 Pasco Community Dev. Dist., Assessment Area
Five, Series A, 6.00%, 5/1/54  1,245 1,277
Orange County HFA, 4.00%, 10/1/52  4,605 4,046
Palm Beach County HFA, Toby & Leon Cooperman Sinai
Residences of Boca Raton, 4.25%, 6/1/56  3,000 2,426
Parrish Lakes Community Dev. Dist., Assessment Area Three,
5.80%, 5/1/54  1,410 1,424
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 4.75%, 5/1/31  90 92
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 5.625%, 5/1/44  245 252
Parrish Plantation Community Dev. Dist., Assessment Area
Four Project, 5.875%, 5/1/54  375 385
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 4.875%, 5/1/31  310 317
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 5.80%, 5/1/44  685 708
Parrish Plantation Community Dev. Dist., Assessment Area
Three Project, 6.05%, 5/1/54  1,215 1,255
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/37  1,095 1,100
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/42  1,035 1,033
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/47  2,535 2,386
Sarasota County HFA, Village on the Isle, Series A, 5.00%,
1/1/52  5,360 4,880
Sawyers Landing Community Dev. Dist., 4.125%, 5/1/41  2,420 2,279
Seminole Palms Community Dev. Dist., 5.50%, 5/1/55 (7) 1,480 1,449

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Viera Stewardship Dist., Series 2021, 3.125%, 5/1/41  830 689
Viera Stewardship Dist., Series 2021, 4.00%, 5/1/53  3,020 2,446
Village Community Dev. Dist. No. 15, 4.20%, 5/1/39 (7) 500 497
Village Community Dev. Dist. No. 15, 4.80%, 5/1/55 (7) 2,990 2,869
Westside Haines City Community Dev. Dist., Assessment Area
Two Project, 6.00%, 5/1/54  1,590 1,628
202,301
GEORGIA  4.0%
Atlanta Airport Passenger Fac. Charge, Green Bond, Series E,
5.25%, 7/1/42 (6) 6,650 7,146
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.50%, 1/1/29 (1)(5) 2,850 1,624
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 6.75%, 1/1/35 (1)(5) 15,200 8,664
Atlanta Dev. Auth., Georgia Proton Treatment Center,
Series A-1, 7.00%, 1/1/40 (1)(5) 8,525 4,859
Atlanta Dev. Auth., Gulch Enterprise Zone Project, Series 1,
Class A, STEP, 0.00%, 12/15/48 (7) 13,542 12,135
Atlanta Dev. Auth., PRG – CAU Properties Project at Clark
Atlanta Univ., Series A, 5.00%, 7/1/35 (7) 1,000 1,042
Atlanta Dev. Auth., PRG – CAU Properties Project at Clark
Atlanta Univ., Series A, 6.00%, 7/1/45 (7) 5,395 5,630
Atlanta Dev. Auth., PRG – CAU Properties Project at Clark
Atlanta Univ., Series A, 6.00%, 7/1/50 (7) 2,100 2,178
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.375%, 7/1/26 (7) 280 279
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
2.875%, 7/1/31 (7)(10) 1,625 1,581
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.625%, 7/1/42 (7)(10) 3,360 3,049
Atlanta Urban Redev. Agency, Beltline Trail Completion Project,
3.875%, 7/1/51 (7)(10) 4,250 3,741
Cobb County Dev. Auth., Mt. Bethel Christian Academy Project,
6.25%, 6/1/64 (7) 4,090 4,196
Fulton County Dev. Auth., Piedmont Healthcare Project, 4.00%,
7/1/49  4,000 3,586
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/41 (7) 2,375 2,165
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 4.00%, 4/1/51 (7) 9,330 7,487
Fulton County Residential Care Fac. for the Elderly Auth.,
Canterbury Court Project, Series A, 5.00%, 4/1/47 (7) 2,730 2,612
Gainesville & Hall County Dev. Auth., Brenau Univ. Project,
5.75%, 6/1/55  5,000 5,088

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
George L Smith II Congress Center Auth., Convention Center
Hotel, 2.375%, 1/1/31  2,205 2,056
George L Smith II Congress Center Auth., Convention Center
Hotel, 3.625%, 1/1/31 (7) 1,220 1,183
George L Smith II Congress Center Auth., Convention Center
Hotel, 4.00%, 1/1/36  1,190 1,186
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/36 (7) 2,645 2,707
George L Smith II Congress Center Auth., Convention Center
Hotel, 5.00%, 1/1/54 (7) 16,215 15,436
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.00%, 6/15/27 (7) 110 111
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.75%, 6/15/37 (7) 1,215 1,233
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 5.875%, 6/15/47 (7) 1,980 1,986
Macon-Bibb County Urban Dev. Auth., Academy Classical Ed.,
Series A, 6.00%, 6/15/52 (7) 1,215 1,219
Main Street Natural Gas, Series A, VRDN, 5.00%, 6/1/53
(Tender 6/1/30)  2,810 2,973
Main Street Natural Gas, Series B, VRDN, 5.00%, 12/1/54
(Tender 3/1/32)  2,600 2,807
Main Street Natural Gas, Series C, VRDN, 5.00%, 9/1/53
(Tender 9/1/30)  2,725 2,908
Main Street Natural Gas, Georgia Municipal Gas Auth.,
Series B, VRDN, 5.00%, 12/1/52 (Tender 6/1/29)  5,855 6,144
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/27 (7) 1,445 1,436
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/37 (7) 2,210 2,106
Marietta Dev. Auth., Life Univ., Series A, 5.00%, 11/1/47 (7) 8,705 7,515
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series B, 6.00%, 6/1/50 (7) 2,575 2,570
Savannah Georgia Convention Center Auth., Convention
Center Hotel, Series C, 5.00%, 6/1/58 (4) 3,000 3,089
135,727
IDAHO  0.5%
Power County IDC, FMC Project, 6.45%, 8/1/32 (6) 3,620 3,633
Spring Valley Community Infrastructure Dist. No. 1, Assessment
Area Two, 6.25%, 9/1/53 (7) 4,700 4,824
Spring Valley Community Infrastructure Dist. No. 1, Special
Assessment Bonds, 3.75%, 9/1/51 (7) 10,055 9,600
18,057
ILLINOIS  4.2%
Chicago, Series A, GO, 5.00%, 1/1/39  1,025 1,034
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/34 (4) 830 858

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Chicago Board of Ed., Series A, GO, 5.00%, 12/1/35 (4) 900 927
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/27 (11) 12,290 11,399
Chicago Board of Ed., School Reform, Series B-1, GO, Zero
Coupon, 12/1/29 (4)(12) 11,245 9,750
Chicago O'Hare Int'l. Airport, Senior Lien, Series A, 5.50%,
1/1/59 (6) 4,275 4,444
Chicago, Works, Series A, GO, 5.50%, 1/1/41  2,130 2,174
Chicago, Works, Series A, GO, 5.50%, 1/1/43  2,095 2,118
Illinois, Series A, GO, 5.50%, 3/1/42  3,340 3,597
Illinois, Series A, GO, 5.50%, 3/1/47  5,040 5,297
Illinois, Series B, GO, 5.00%, 12/1/33  2,715 2,985
Illinois, Series B, GO, 5.50%, 5/1/47  1,890 1,988
Illinois, Series C, GO, 5.00%, 11/1/29  5,000 5,179
Illinois DFA, Citgo Petroleum, 8.00%, 6/1/32 (6) 1,385 1,387
Illinois Fin. Auth., Admiral at the Lake, 5.125%, 5/15/38  8,705 7,981
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/42  1,585 1,382
Illinois Fin. Auth., Admiral at the Lake, 5.25%, 5/15/54  6,735 5,286
Illinois Fin. Auth., Depaul College Prep Foundation, 5.25%,
8/1/38 (7) 1,000 1,063
Illinois Fin. Auth., Depaul College Prep Foundation, 5.50%,
8/1/43 (7) 1,000 1,047
Illinois Fin. Auth., Depaul College Prep Foundation, 5.625%,
8/1/53 (7) 1,195 1,223
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/37  3,050 3,072
Illinois Fin. Auth., Franciscan Communities, Series A, 5.00%,
5/15/47  1,230 1,181
Illinois Fin. Auth., Music & Dance Theater Chicago, 5.75%,
10/1/45 (7) 2,935 2,929
Illinois Fin. Auth., Northwestern Memorial Healthcare, Series B,
VRDN, 2.80%, 7/15/55  550 550
Illinois Fin. Auth., Villa Saint Benedict, 6.125%, 11/15/35  2,030 2,031
Illinois Fin. Auth., Villa Saint Benedict, 6.375%, 11/15/43  3,165 3,166
Illinois HDA, Series A, 4.875%, 4/1/50  4,305 4,346
Illinois HDA, Series G, 5.00%, 10/1/46  1,095 1,119
Illinois HDA, Series G, 6.25%, 10/1/52  985 1,054
Metropolitan Pier & Exposition Auth., McCormick Place,
Series A, Zero Coupon, 12/15/33 (11) 46,130 34,674
Regional Transportation Auth., Series A, 6.00%, 7/1/33 (11) 5,935 6,865
Schaumburg Cook & DuPage Counties, North Schaumburg
Redev. Area Project, 6.125%, 12/30/38 (7) 1,950 1,959
Upper Illinois River Valley Dev. Auth., Cambridge Lakes
Learning Center, Series A, 5.00%, 12/1/32 (7) 2,435 2,439

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Upper Illinois River Valley Dev. Auth., Cambridge Lakes
Learning Center, Series A, 5.25%, 12/1/47 (7) 6,420 5,824
142,328
INDIANA  1.8%
East Chicago, USG Project, 5.50%, 9/1/28 (6) 1,405 1,372
Indiana Fin. Auth., Depauw University Project, Series A, 5.50%,
7/1/52  8,655 8,841
Indiana Fin. Auth., Margaret Mary Health Project, Series A,
5.75%, 3/1/54  6,845 7,202
Indiana Fin. Auth., Methodist Hosp., Series A, 5.50%, 9/15/39  400 434
Indiana Fin. Auth., Methodist Hosp., Series A, 5.50%, 9/15/44  2,500 2,601
Indiana Fin. Auth., Ohio Valley Electric, Series A, 4.25%,
11/1/30  5,160 5,323
Indiana Fin. Auth., Student Housing Project, Series A, 5.00%,
6/1/53  3,350 3,325
Indiana Fin. Auth., Student Housing Project, Series A, 5.125%,
6/1/58  1,650 1,652
Indiana Fin. Auth., Student Housing Project, Series A, 5.25%,
7/1/64  3,250 3,294
Indiana Fin. Auth., U.S. Steel, Series A, 4.125%, 12/1/26  10,935 10,934
Indianapolis Airport Auth., United Airlines, Series A, 6.50%,
11/15/31 (1)(5)(6) 9,846 —
Indianapolis Local Public Improvement Bond Bank, Convention
Center Hotel, Series E, 6.00%, 3/1/53  7,490 7,837
Valparaiso, Pratt Paper, 4.50%, 1/1/34 (6)(7) 1,355 1,397
Valparaiso, Pratt Paper, 5.00%, 1/1/54 (6)(7) 7,265 7,209
61,421
IOWA  0.1%
Iowa Fin. Auth., Presbyterian Homes Mill Pond Project, 5.50%,
10/1/45  250 252
Iowa Fin. Auth., Presbyterian Homes Mill Pond Project, 5.75%,
10/1/55  1,250 1,270
Iowa Fin. Auth., Presbyterian Homes Mill Pond Project, 5.875%,
10/1/65  1,350 1,369
Iowa Fin. Auth., UnityPoint Health, Series F, VRDN, 2.85%,
7/1/41  200 200
3,091
KANSAS  0.1%
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/30  1,010 1,023
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/32  910 922
Lenexa, Lakeview Village, Series A, 5.00%, 5/15/39  930 934
2,879

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
KENTUCKY  1.7%
Henderson, Pratt Paper, Series A, 4.70%, 1/1/52 (6)(7) 1,500 1,428
Henderson, Pratt Paper, Series B, 4.45%, 1/1/42 (6)(7) 1,945 1,918
Kentucky Economic DFA, Baptist Life Communities, 6.25%,
11/15/46  2,770 1,985
Kentucky Economic DFA, Baptist Life Communities, 6.375%,
11/15/51  4,635 3,254
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/46  5,625 4,637
Kentucky Economic DFA, Masonic Home Independent Living,
Series A, 5.00%, 5/15/51  2,905 2,297
Kentucky Economic DFA, Masonic Homes of Kentucky,
5.375%, 11/15/42  3,560 3,064
Kentucky Economic DFA, Masonic Homes of Kentucky, 5.50%,
11/15/45  1,320 1,109
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/37  3,555 3,582
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/41  4,040 4,059
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/45  6,415 6,424
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/41  6,035 6,091
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.25%, 6/1/50  11,165 11,165
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  6,085 6,184
57,197
LOUISIANA  1.0%
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.50%, 6/15/38 (7) 1,900 1,908
Jefferson Parish Economic Dev. & Port Dist., Kenner Discovery
Health Sciences, Series A, 5.625%, 6/15/48 (7) 2,220 2,147
Louisiana Public Fac. Auth., Acadiana Renaissance Charter
Academy Project, 6.15%, 6/15/55 (7) 5,500 5,596
Louisiana Public Fac. Auth., I-10 Calcasieu River Bridge,
5.75%, 9/1/64 (6) 3,800 3,950
Louisiana Public Fac. Auth., Waste Pro USA Project, VRDN,
6.75%, 10/1/53 (Tender 10/1/28) (6)(7) 3,500 3,706
Saint James Parish, Nustar Logistics, VRDN, 6.10%, 6/1/38
(Tender 6/1/30) (7) 4,190 4,599
Saint James Parish, Nustar Logistics, Series 2, 6.35%,
7/1/40 (7) 4,235 4,607

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Saint James Parish, Nustar Logistics, Series B, VRDN, 6.10%,
12/1/40 (Tender 6/1/30) (7) 5,485 6,028
32,541
MARYLAND  4.4%
Baltimore City, Convention Center Hotel, 5.00%, 9/1/42  2,260 2,263
Baltimore City, Convention Center Hotel, 5.00%, 9/1/46  17,045 16,838
Frederick County, Mount Saint Mary's Univ., Series A, 5.00%,
9/1/45 (7) 4,325 3,782
Gaithersburg, Asbury Obligated Group, Series A, 5.00%, 1/1/33  4,410 4,495
Maryland DOT, Series A, 5.25%, 8/1/54 (4)(6) 6,500 6,827
Maryland Economic Dev., Baltimore City Project, Series A,
5.00%, 6/1/58  4,040 4,054
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/29 (7) 1,900 1,902
Maryland Economic Dev., Bowie State Univ. Project, 5.00%,
6/1/33 (7) 2,010 2,011
Maryland Economic Dev., Port Covington Project, 3.25%,
9/1/30  670 651
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/40  1,740 1,647
Maryland Economic Dev., Port Covington Project, 4.00%,
9/1/50  2,000 1,707
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/47 (6) 2,100 2,112
Maryland Economic Dev., Purple Line Light Rail Project,
Series B, 5.25%, 6/30/55 (6) 13,765 13,679
Maryland Economic Dev., Senior-Annapolis Mobility, 5.25%,
6/30/53  4,635 4,746
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/27  790 807
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/28  1,190 1,234
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/30  790 819
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/32  815 844
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/35  2,050 2,113
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/36  5,430 5,529
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%,
1/1/46  16,365 16,539
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/32  475 480

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/33  1,205 1,218
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/34  1,425 1,440
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/35  1,270 1,282
Maryland HHEFA, Mercy Medical Center, Series A, 5.00%,
7/1/36  1,190 1,201
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/46  2,575 2,277
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/51  4,305 3,694
Maryland HHEFA, Stevenson Univ. Project, Series A, 4.00%,
6/1/55  2,665 2,245
Montgomery County Housing Opportunities Commission,
Series A, 4.90%, 7/1/55  1,370 1,378
Montgomery County, Friends House Retirement Community,
Series A, 5.00%, 7/1/39  405 376
Montgomery County, Friends House Retirement Community,
Series A, 5.375%, 7/1/48  5,145 4,547
Prince George's County Auth., Suitland-Naylor Road, 4.75%,
7/1/36 (7) 1,350 1,351
Prince George's County Auth., Suitland-Naylor Road, 5.00%,
7/1/46 (7) 1,980 1,980
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/31  1,190 1,205
Rockville, Ingelside at King Farm, Series A-1, 5.00%, 11/1/37  1,595 1,601
Rockville, Ingelside at King Farm, Series A-2, 5.00%, 11/1/35  790 796
Rockville, Ingelside at King Farm, Series B, 4.25%, 11/1/37  315 297
Rockville, Ingelside at King Farm, Series B, 4.50%, 11/1/43  1,560 1,398
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/42  2,695 2,608
Rockville, Ingelside at King Farm, Series B, 5.00%, 11/1/47  5,250 4,816
Rockville, Ingleside at King Farm, 5.00%, 11/1/29  395 400
Rockville, Ingleside at King Farm, 5.00%, 11/1/32  395 399
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/26  1,370 1,371
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/27  1,430 1,436
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/30  1,605 1,631
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/31  880 896
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/36  2,225 2,228
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/42  6,330 5,977

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Westminster, Lutheran Village at Millers Grant, Series A, 6.25%,
7/1/44  2,885 2,886
148,013
MASSACHUSETTS  0.6%
Massachusetts Dev. Fin. Agency, Beth Israel Lahey Health
Issue, Series N, 5.50%, 7/1/50 (4) 5,150 5,540
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/54 (7) 1,200 1,143
Massachusetts Dev. Fin. Agency, Merrimack College Student
Housing Project, Series A, 5.00%, 7/1/60 (7) 1,100 1,033
Massachusetts Dev. Fin. Agency, NewBridge on the Charles,
5.00%, 10/1/57 (7) 7,710 7,448
Massachusetts Dev. Fin. Agency, Salem Community, 5.25%,
1/1/50  2,120 1,970
Massachusetts Ed. Fin. Auth., Series B, 4.25%, 7/1/46 (6) 2,895 2,625
19,759
MICHIGAN  1.0%
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/37  790 795
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/41  4,510 4,478
Calhoun County Hosp. Fin. Auth., Oaklawn Hosp., 5.00%,
2/15/47  12,580 11,865
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/32  1,665 1,677
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/37  945 939
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/47  2,195 1,919
Grand Rapids Economic Dev., Beacon Hill at Eastgate, 5.00%,
11/1/52  940 799
Grand Rapids Economic Dev., Beacon Hill at Eastgate Project,
5.75%, 11/1/45 (8) 1,200 1,194
Grand Rapids Economic Dev., Beacon Hill at Eastgate Project,
6.00%, 11/1/50 (8) 2,600 2,578
Ivywood Classical Academy, Public School, 6.00%, 1/1/54  3,890 3,736
Michigan Fin. Auth., Henry Ford Health System, Series A,
4.00%, 11/15/50  1,875 1,681
Michigan Tobacco Settlement Fin. Auth., Series B, Zero
Coupon, 6/1/52  20,180 2,518
34,179
MINNESOTA  0.5%
Deephaven, Seven Hills Preparatory Academy, Series A,
6.125%, 6/15/61 (7) 4,500 4,133

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Eagan, Great Oaks Academy, Series A, 6.25%, 2/1/45 (7) 400 397
Eagan, Great Oaks Academy, Series A, 6.375%, 2/1/55 (7) 700 681
Eagan, Great Oaks Academy, Series A, 6.50%, 2/1/65 (7) 1,250 1,222
Shakopee Senior Housing Revenue, Benedictine Senior Living
Obligated Group - Windermere Way Project, 5.625%, 11/1/45  700 705
Shakopee Senior Housing Revenue, Benedictine Senior Living
Obligated Group - Windermere Way Project, 5.875%, 11/1/65  1,500 1,511
Woodbury, Leadership Academy Project, Series A, 6.00%,
7/1/65  4,000 3,964
Woodbury, Math & Science Academy, 5.50%, 6/1/55 (7) 1,210 1,137
Woodbury, Math & Science Academy, 5.50%, 6/1/63 (7) 1,605 1,490
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/41  670 564
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/51  520 385
Woodbury, Woodbury Leadership Project, 4.00%, 7/1/56  455 324
16,513
MISSOURI  1.6%
HEFA of Missouri, Mercy Health, 5.50%, 12/1/48  2,980 3,202
Kansas City IDA, Series A-1, 5.00%, 6/1/46 (7) 1,675 1,639
Kansas City IDA, Series A-1, 5.00%, 6/1/54 (7) 1,250 1,183
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/37  1,585 1,587
Kirkwood IDA, Aberdeen Heights, 5.25%, 5/15/42  1,345 1,287
Saint Louis County IDA, Friendship Village, 5.00%, 9/1/48  1,185 1,153
Saint Louis County IDA, Friendship Village, Series A, 5.00%,
9/1/38  3,760 3,819
Saint Louis County IDA, Friendship Village, Series A, 5.125%,
9/1/48  12,270 12,140
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/30  790 790
Saint Louis County IDA, Nazareth Living Center, Series A,
5.00%, 8/15/35  555 554
Saint Louis County IDA, Nazareth Living Center, Series A,
5.125%, 8/15/45  1,345 1,195
Saint Louis County IDA, Saint Andrews Resources for Seniors,
5.00%, 12/1/35  1,585 1,585
Saint Louis County IDA, Saint Andrews Resources for Seniors,
Series A, 5.125%, 12/1/45  1,680 1,555
Saint Louis IDA, Ballpark Village, Series A, 3.875%, 11/15/29  475 459
Saint Louis IDA, Ballpark Village, Series A, 4.375%, 11/15/35  2,170 2,032
Saint Louis IDA, Ballpark Village, Series A, 4.75%, 11/15/47  2,600 2,275
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.125%, 6/1/46  3,610 3,549
Saint Louis Land Clearance for Redev. Auth., National
Geospatial Intelligence Agency, 5.375%, 6/1/43  11,595 11,629

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Taney County IDA, 6.00%, 10/1/49 (7) 3,500 3,505
55,138
MONTANA  0.3%
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/37  545 548
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/47  5,740 5,338
Kalispell, Immanuel Lutheran, Series A, 5.25%, 5/15/52  5,975 5,433
11,319
NEBRASKA  0.0%
Central Plains Energy Project, Series 1, VRDN, 5.00%, 5/1/53
(Tender 10/1/29)  1,145 1,205
1,205
NEVADA  0.6%
Las Vegas Redev. Agency, 5.00%, 6/15/30  325 327
Las Vegas Redev. Agency, 5.00%, 6/15/40  3,585 3,593
Las Vegas Redev. Agency, 5.00%, 6/15/45  6,290 6,290
Las Vegas Special Improvement Dist. No. 818, 5.00%, 12/1/44  935 940
Las Vegas Special Improvement Dist. No. 818, 5.00%, 12/1/49  1,115 1,108
Las Vegas Special Improvement Dist. No. 818, 5.00%, 12/1/54  1,200 1,175
Reno, Retrac-Reno Transportation, Series C, Zero Coupon,
7/1/58 (7) 8,500 1,385
Reno-Tahoe Airport Auth., Int'l. Airport, Series A, 5.25%,
7/1/54 (6) 4,175 4,324
19,142
NEW HAMPSHIRE  1.1%
National Finance Auth. Affordable Housing Certificates,
Series 2024-1, Class A, 4.15%, 10/20/40 (Tender 10/1/34)  2,490 2,480
New Hampshire Business Fin. Auth., Zero Coupon, 12/1/34 (7) 21,875 12,278
New Hampshire Business Fin. Auth., Series 2025-1, Class A-2,
VR, 4.167%, 1/20/41  1,616 1,517
New Hampshire Business Fin. Auth., Series B, VRDN, 3.75%,
7/1/45 (Tender 7/2/40) (6)(7) 3,245 2,668
New Hampshire Business Fin. Auth., Social Certificates,
Series 2024-4, Class B, VR, 3.924%, 7/20/40  2,575 2,375
New Hampshire Business Fin. Auth., Social Certificates,
Series 2024-4, Class B, VR, 4.182%, 5/20/42  1,550 1,398
New Hampshire Business Fin. Auth., The Wildflower Project,
Zero Coupon, 12/15/33 (7) 3,775 2,312
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.25%, 7/1/39 (7) 1,245 1,252
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.625%, 7/1/46 (7) 690 691
New Hampshire Business Fin. Auth., Vista Project, Series A,
5.75%, 7/1/54 (7) 2,725 2,726

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/36  630 636
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/40  595 599
New Hampshire HEFA, Kendel at Hanover, 5.00%, 10/1/46  4,835 4,839
35,771
NEW JERSEY  1.4%
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/46  1,555 1,414
Essex County Improvement Auth., The Friends of Team Charter
Schools, 4.00%, 6/15/56  1,760 1,518
New Jersey Economic Dev. Auth., Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (7) 1,000 948
New Jersey Economic Dev. Auth., Continental Airlines,
Series B, 5.625%, 11/15/30 (6) 2,125 2,129
New Jersey Economic Dev. Auth., Lions Gate Project, 5.25%,
1/1/44  3,880 3,666
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/30  1,585 1,585
New Jersey Economic Dev. Auth., Provident Group-Rowan
Properties, Series A, 5.00%, 1/1/48  9,565 9,161
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.375%, 1/1/35 (6)(7) 1,600 1,660
New Jersey Economic Dev. Auth., Repauno Port & Rail
Terminal Project, 6.625%, 1/1/45 (6)(7) 2,000 2,076
New Jersey Economic Dev. Auth., Transit Transportation
Project, 4.00%, 11/1/44  6,445 6,206
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.00%, 6/15/37 (6) 990 990
New Jersey Economic Dev. Auth., UMM Energy Partners,
Series A, 5.125%, 6/15/43 (6) 1,385 1,385
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/41  650 712
New Jersey Transportation Trust Fund Auth., Series A, 5.25%,
6/15/42  1,000 1,086
New Jersey Transportation Trust Fund Auth., Series AA, 4.25%,
6/15/44  2,000 1,951
New Jersey Transportation Trust Fund Auth., Unrefunded
Balance, 5.25%, 6/15/46  1,275 1,348
Tobacco Settlement Fin., Series B, 5.00%, 6/1/46  7,480 7,261
Township of Franklin NJ, GO, 2.00%, 3/15/37  1,280 1,101
46,197
NEW YORK  3.5%
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/41 (7) 1,135 1,088
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/51 (7) 2,680 2,397

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Build New York City Resource, Friends of Hellenic Classical,
Series A, 5.00%, 12/1/55 (7) 830 727
Build New York City Resource, Inwood Academy Leadership
Charter School, Series A, 5.50%, 5/1/48 (7) 460 445
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/36 (1)(7) 425 401
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/41 (1)(7) 550 491
Build New York City Resource, Richmond Preparatory Charter
School Project, Series A, 5.00%, 6/1/51 (1)(7) 1,980 1,602
Build New York City Resource, Shefa School Project, Series A,
2.50%, 6/15/31 (7) 650 602
Build New York City Resource, Shefa School Project, Series A,
5.00%, 6/15/51 (7) 13,110 12,283
Empire State Dev., Personal Income Tax, 3.00%, 3/15/48  5,000 3,786
Glen Cove Local Economic Assistance, Garvies Point, Series A,
5.00%, 1/1/56  5,620 4,606
Glen Cove Local Economic Assistance, Garvies Point, Series B,
Zero Coupon, 1/1/45  20,695 5,981
Glen Cove Local Economic Assistance, Garvies Point,
Series C, 5.625%, 1/1/55  8,610 7,836
New York City Housing Dev., 8 Spruce Street, Series 2024,
Class F, 5.25%, 12/15/43 (Prerefunded 12/15/31) (13) 2,550 2,626
New York City Ind. Dev. Agency, Queens Baseball Stadium
Project, Series A, 3.00%, 1/1/46 (4) 5,250 4,036
New York City Municipal Water Fin. Auth., Water & Sewer
System, Series BB1, 3.00%, 6/15/50  5,000 3,732
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/30 (7) 1,000 1,011
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/31 (7) 800 808
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/34 (7) 800 804
New York Dormitory Auth., Garnet Health Medical Center,
5.00%, 12/1/36 (7) 1,400 1,385
New York Transportation Dev., American Airlines, 5.00%,
8/1/31 (6) 12,445 12,451
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/35 (6) 4,945 5,162
New York Transportation Dev., Delta Airlines, LaGuardia Airport,
5.00%, 10/1/40 (6) 3,005 3,049
New York Transportation Dev., JFK Airport Terminal 6 Redev.
Project, Series A, 5.25%, 12/31/54 (4)(6) 5,920 6,018
New York Transportation Dev., JFK Airport Terminal 6 Redev.
Project, Series B, STEP, 0.00%, 12/31/54 (4)(6) 2,540 1,657

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New York Transportation Dev., JFK Int'l. Airport, 5.25%,
8/1/31 (6) 1,420 1,472
New York Transportation Dev., JFK Int'l. Airport, 5.375%,
8/1/36 (6) 2,535 2,648
New York Transportation Dev., JFK Int'l. Airport, 6.00%,
6/30/54 (6) 6,750 7,018
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 5.50%, 6/30/54 (6) 9,905 10,045
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/55 (6) 2,450 2,612
New York Transportation Dev., JFK Int'l. Airport New Terminal
One Project, 6.00%, 6/30/59 (6) 9,325 9,908
118,687
NORTH CAROLINA  1.6%
Forsyth County, Series B, GO, 2.00%, 3/1/39  4,585 3,650
Greater Asheville Regional Airport Auth., Series A, 5.50%,
7/1/47 (4)(6) 9,515 9,988
North Carolina Housing Fin. Agency, 5.00%, 7/1/47  1,585 1,637
North Carolina Housing Fin. Agency, 1998 Trust Agreement,
Series 59-B, VRDN, 2.85%, 1/1/57  3,500 3,500
North Carolina Medical Care Commission, Series A, 5.50%,
9/1/54  1,325 1,320
North Carolina Medical Care Commission, Series B, 5.00%,
9/1/49  600 584
North Carolina Medical Care Commission, Series B, 5.00%,
9/1/54  1,340 1,282
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/36  1,835 1,806
North Carolina Medical Care Commission, Series C, 4.00%,
3/1/42  3,870 3,541
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.70%, 7/1/37  2,180 1,945
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 4.875%, 7/1/40  4,245 3,698
North Carolina Medical Care Commission, Aldersgate
Retirement Community, 5.00%, 7/1/45  3,525 2,937
North Carolina Medical Care Commission, Aldersgate United
Methodist, Series A, 5.00%, 7/1/47  925 759
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/41  865 801
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/47  770 651
North Carolina Medical Care Commission, Everyage, Series A,
4.00%, 9/1/51  765 619

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Lutheran Services,
4.00%, 3/1/51  3,980 3,276
North Carolina Medical Care Commission, Salemtowne, 5.25%,
10/1/37  730 730
North Carolina Medical Care Commission, Salemtowne,
5.375%, 10/1/45  9,295 8,785
North Carolina Medical Care Commission, Southminster,
5.00%, 10/1/37  1,225 1,226
52,735
OHIO  4.6%
Buckeye Tobacco Settlement Fin. Auth., Series B-2, Class 2,
5.00%, 6/1/55  69,685 58,679
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/43  1,345 1,361
Cleveland-Cuyahoga County Port Auth., Playhouse Square
Foundation, 5.50%, 12/1/53  7,720 7,730
Columbus-Franklin County Fin. Auth., Silver Birch of Columbus
Project, Series A, 6.05%, 1/1/46 (7)(8) 1,675 1,677
Cuyahoga County, MetroHealth System, 5.00%, 2/15/42  3,560 3,560
Cuyahoga County, MetroHealth System, 5.00%, 2/15/57  2,375 2,179
Cuyahoga County, MetroHealth System, 5.50%, 2/15/52  3,790 3,769
Cuyahoga County, MetroHealth System, 5.50%, 2/15/57  12,900 12,785
Dayton-Montgomery County Port Auth., Liberty Assisted Living -
Springfield Project, Series A, 6.625%, 1/1/45 (7) 3,050 3,173
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/44  4,635 4,637
Franklin County Convention Fac. Auth., Greater Columbus
Convention Center Hotel Expansion Project, 5.00%, 12/1/51  5,955 5,802
Marion County, United Church Homes, 5.00%, 12/1/39  1,310 1,102
Marion County, United Church Homes, 5.125%, 12/1/49  1,445 1,096
Muskingum County, Genesis Healthcare, 5.00%, 2/15/44  3,955 3,928
Norwood, Rookwood Exchange Project, 5.00%, 12/1/41  1,000 1,020
Ohio, Series A, 4.00%, 1/15/38  845 846
Ohio, Series A, 4.00%, 1/15/39  1,585 1,580
Ohio Air Quality Dev. Auth., Vanadium Project, 5.00%,
7/1/49 (6)(7) 16,000 14,563
Ohio Higher Ed. Fac. Commission, Cleveland Clinic Health
System, Series B-4, VRDN, 2.85%, 1/1/43  1,715 1,715
Ohio Housing Fin. Agency, Green Oaks of Canal Winchester
Project, Series A, 6.30%, 1/1/45  2,830 2,859
Ohio Housing Fin. Agency, Green Oaks of Holland Project,
Series A, 6.30%, 1/1/45  3,225 3,258
Ohio Housing Fin. Agency, Haven's Edge Apartments Project,
Series A, 5.70%, 8/1/43 (7) 1,800 1,863

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Ohio Housing Fin. Agency, Sanctuary at Springboro, 5.45%,
1/1/38 (7) 4,000 4,004
Ohio Housing Fin. Agency, Silver Birch of Canton Project,
Series A, 6.25%, 1/1/45 (7) 1,365 1,398
Ohio Housing Fin. Agency, Silver Birch of Cuyahoga Falls
Project, Series A, 6.25%, 1/1/45 (7) 4,340 4,446
Summit County DFA, Akron Parking Project, 5.625%, 12/1/48  2,350 2,464
Summit County DFA, Akron Parking Project, 6.00%, 12/1/58  1,650 1,753
153,247
OKLAHOMA  1.1%
Norman Regional Hosp. Auth., 4.00%, 9/1/45  6,565 4,520
Oklahoma County Fin. Auth., Astec Project, 6.25%, 6/15/54 (7) 1,825 1,765
Oklahoma County Fin. Auth., Astec Project, 6.50%, 6/15/64 (7) 1,400 1,386
Oklahoma County Fin. Auth., Epworth Villa, Series B, 5.875%,
12/1/47  6,094 3,311
Oklahoma County Fin. Auth., Epworth Villa, Series C, 2.00%,
12/1/47  1,254 63
Oklahoma DFA, OU Medicine, Series B, 5.25%, 8/15/48  4,455 4,442
Oklahoma DFA, OU Medicine, Series B, 5.50%, 8/15/57  9,005 9,022
Oklahoma Turnpike Auth., Senior, 4.50%, 1/1/53  2,525 2,536
Oklahoma Turnpike Auth., Senior, 5.50%, 1/1/53  10,050 10,692
37,737
OREGON  0.1%
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/32  395 397
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/37  395 396
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/47  1,110 1,038
Clackamas County Hosp. Fac. Auth., Williamette View,
Series A, 5.00%, 11/15/52  1,190 1,087
Oregon State Fac. Auth., Legacy Health Project, Series A,
5.00%, 6/1/52  1,850 1,879
4,797
PENNSYLVANIA  4.8%
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/28  245 254
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/30  265 283
Allentown Neighborhood Improvement Zone Dev. Auth., 5.25%,
5/1/42 (7) 5,830 5,955
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/32 (7) 2,750 2,797

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.00%, 5/1/42 (7) 4,975 5,009
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, 5.375%, 5/1/42 (7) 7,540 7,628
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2017, 5.00%, 5/1/42 (7) 7,125 7,154
Allentown Neighborhood Improvement Zone Dev. Auth., Center
City, Series 2024, 5.00%, 5/1/42 (7) 2,500 2,560
Berks County Municipal Auth., Tower Health Project, Series A-3,
5.00%, 6/30/39  5,250 4,725
Berks County Municipal Auth., Tower Health Project,
Series B-1, STEP, 0.00%, 6/30/44  15,961 11,012
Butler County Hosp. Auth., 5.00%, 7/1/35  6,645 6,645
Butler County Hosp. Auth., 5.00%, 7/1/39  3,760 3,593
Chester County IDA, Collegium Charter School Project, 6.00%,
10/15/52 (7) 2,275 2,248
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/36 (7) 3,140 3,127
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/40 (7) 3,790 3,624
Cumberland County Municipal Auth., Asbury Pennsylvania
Obligated, 4.50%, 1/1/41 (7) 3,330 3,128
Doylestown Hosp. Auth., 5.375%, 7/1/39 (7) 2,075 2,287
Franklin County IDA, Menno-Haven, 5.00%, 12/1/43  950 903
Franklin County IDA, Menno-Haven, 5.00%, 12/1/48  1,025 931
Franklin County IDA, Menno-Haven, 5.00%, 12/1/53  1,110 971
Lancaster County Hosp. Auth., Brethren Village, 5.25%, 7/1/35  200 200
Lancaster County Hosp. Auth., Brethren Village, 5.50%, 7/1/45  790 771
Montgomery County Higher Ed. & Health Auth., Thomas
Jefferson Univ., 5.00%, 9/1/43  3,995 4,073
Montgomery County IDA, Hill at Whitemarsh, 5.25%, 1/1/40  2,770 2,770
Montgomery County IDA, Hill at Whitemarsh, 5.375%, 1/1/50  5,335 4,991
Pennsylvania Economic DFA, Core Natural Resources Project,
VRDN, 5.45%, 1/1/51 (Tender 3/27/35) (6)(7) 6,755 7,216
Pennsylvania Economic DFA, National Gypsum, 5.50%,
11/1/44 (6) 6,905 6,907
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/40 (6) 3,155 3,358
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/41 (6) 1,840 1,953
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.50%, 6/30/43 (6) 1,840 1,927
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 5.75%, 6/30/48 (6) 10,865 11,369

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Pennsylvania Economic DFA, The Penndot Major Bridges
Package One Project, 6.00%, 6/30/61 (6) 7,800 8,273
Pennsylvania Economic DFA, The PennDOT Major Bridges
Package One Project, 5.25%, 6/30/53 (6) 4,060 4,126
Pennsylvania Higher Ed. Fac. Auth., Indiana Univ. Student
Housing, Series A, FRN, 67% of (3M TSFR + 0.2616%) +
0.65%, 3.495%, 7/1/39 (4) 6,650 6,138
Pennsylvania Turnpike Commission, Series A, 4.00%,
12/1/49 (4) 10,000 9,267
Pennsylvania Turnpike Commission, Series B, 5.25%, 12/1/52  4,565 4,832
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/28  3,955 4,031
Philadelphia Higher Ed. Fac. Auth., Temple Univ. Health
System, 5.00%, 7/1/30  790 805
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/37  2,485 2,488
Philadelphia IDA, Wesley Enhanced Living, 5.00%, 7/1/42  1,680 1,623
161,952
PUERTO RICO  10.3%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (14) 24,666 15,787
Puerto Rico Commonwealth, GO, VR, 11/1/51 (14) 32,398 18,872
Puerto Rico Commonwealth, GO, VR, 11/1/51 (14) 24,943 16,275
Puerto Rico Commonwealth Aqueduct & Sewer Auth.,
Series 2021A, 5.00%, 7/1/37 (7) 1,105 1,143
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/28 (7) 2,740 2,805
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/29 (7) 2,865 2,962
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/30 (7) 10,000 10,416
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (7) 9,495 9,828
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/37 (7) 6,765 7,033
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/47 (7) 14,445 14,199
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
4.00%, 7/1/47 (7) 9,115 7,779
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/29 (7) 3,525 3,644
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series B,
5.00%, 7/1/37 (7) 8,520 8,813
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
coupon, 7/1/33  8,280 5,960
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  10,975 10,959

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  8,948 8,879
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  11,792 11,324
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/41  15,967 14,746
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/46  4,450 3,953
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  4,406 4,507
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.75%, 7/1/31  3,721 4,097
Puerto Rico Electric Power Auth., Series A, 5.00%, 7/1/29 (1)(5) 4,780 3,179
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (1)(5) 95 63
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (1)(5) 8,215 5,463
Puerto Rico Electric Power Auth., Series A, 7.25%, 7/1/30 (1)(5) 1,000 665
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (1)
(5) 1,145 761
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/29 (1)
(5) 3,955 2,630
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/21 (1)(5) 1,605 1,067
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (1)(5) 135 90
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/26 (1)(5) 1,600 1,064
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (1)(5) 2,300 1,530
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (1)(5) 2,745 1,825
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (1)
(5) 470 313
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (1)
(5) 1,810 1,204
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (1)
(5) 610 406
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (1)
(5) 730 486
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (1)
(5) 95 63
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (1)
(5) 455 303
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (1)
(5) 390 259
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/38 (1)
(5) 3,955 2,630

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (1)
(5) 165 110
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/35 (1)
(5) 3,466 2,305
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (1)
(5) 790 525
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (1)
(5) 1,135 755
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (1)
(5) 110 73
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (1)
(5) 195 130
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (1)
(5) 1,960 1,303
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (1)
(5) 155 103
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (1)
(5) 1,460 971
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (1)
(5) 420 279
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (1)
(5) 169 112
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/26 (1)
(5) 3,820 2,540
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  2,009 2,001
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  7,545 7,166
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  37,307 36,285
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/29  5,000 4,427
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/33  11,267 8,536
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/46  196,265 66,583
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.536%,
7/1/53  2,365 2,152
Puerto Rico Sales Tax Fin., Restructured Cofina, Series A-2,
4.329%, 7/1/40  2,125 2,069
346,407
RHODE ISLAND  0.3%
Central Falls Detention Fac., 7.25%, 7/15/35 (1)(5) 9,960 3,885
Rhode Island Health & Ed. Building, Care New England,
Series B, 5.00%, 9/1/36  3,955 3,962

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Tobacco Settlement Fin., Asset-Backed Bonds, Series A, Zero
Coupon, 6/1/52  14,000 2,046
9,893
SOUTH CAROLINA  0.8%
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/32  5,047 3,597
Connector 2000 Assoc., Series A-1, Zero Coupon, 1/1/42  25,626 8,928
Connector 2000 Assoc., Series A-1, Zero Coupon, 7/22/51  43,668 6,967
Connector 2000 Assoc., Series B-1, Zero Coupon, 1/1/32  2,670 1,610
Connector 2000 Assoc., Series B-1, Zero Coupon, 7/22/51  17,627 1,944
Connector 2000 Assoc., Series C-1, Zero Coupon, 7/22/51  1,536 69
South Carolina Jobs-Economic Dev. Auth., Libertas Woodruff
Project, 7.25%, 8/15/65 (7) 2,000 1,987
South Carolina Jobs-Economic Dev. Auth., Rolling Green
Village Project, Series A, 5.75%, 12/1/60  2,900 2,883
27,985
SOUTH DAKOTA  0.3%
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/28  1,135 1,135
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/30  1,215 1,217
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/32  1,080 1,081
Sioux Falls Health Fac., Dow Rummel Village, 5.00%, 11/1/42  1,585 1,482
South Dakota HEFA, Avera Health, Series A, 4.25%, 7/1/49  5,300 5,144
10,059
TENNESSEE  0.8%
Chattanooga Health Ed. & Housing Fac. Board, Student
Housing, CDFI Phase 1, 5.00%, 10/1/35  2,180 2,181
Kingsport Tennessee IDB, Domtar Project, VRDN, 5.25%,
12/1/54 (Tender 11/15/29) (6)(7) 4,825 4,747
Knox County Health Ed. & Housing Fac. Board, Tennessee
Univ. Project, Series B-1, 5.125%, 7/1/59 (10) 2,600 2,666
Metropolitan Gov't. Nashville & Davidson County Health & Ed.
Fac. Board, 5.25%, 5/1/53  3,850 3,984
Metropolitan Nashville Airport Auth., Series B, 5.50%, 7/1/52 (6) 2,680 2,811
Shelby County Health & Ed. Fac. Board, Madrone Memphis
Student Housing I, Series A-1, 5.25%, 6/1/56 (7) 1,500 1,432
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.00%, 12/1/34  395 395
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/44  920 846
Shelby County Health Ed. & Housing Fac. Board, Village at
Germantown, 5.25%, 12/1/49  2,650 2,339
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/26  5,195 5,259
26,660

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
TEXAS  6.1%
Arlington Higher Ed. Fin., Basis Texas Charter Schools,
4.875%, 6/15/59 (7) 1,320 1,181
Arlington Higher Ed. Fin., Basis Texas Charter Schools, 5.75%,
6/15/55 (7) 8,400 8,484
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/28  705 710
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/30  1,645 1,658
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/31  2,300 2,319
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/32  2,650 2,671
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/33  2,475 2,493
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/34  2,805 2,823
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/28  395 397
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/29  910 915
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/32  1,780 1,790
Austin Convention Enterprises, Second Tier Convention Center,
Series B, 5.00%, 1/1/34  2,515 2,525
Austin Texas Airport System Revenue, 5.00%, 11/15/43 (6) 920 951
Austin Texas Airport System Revenue, 5.25%, 11/15/47 (6) 3,000 3,116
Celina, Public Improvement, 4.50%, 9/1/31 (7) 750 766
Celina, Public Improvement, 5.125%, 9/1/44 (7) 1,500 1,527
Celina, Public Improvement, 5.50%, 9/1/54 (7) 1,500 1,538
Clifton Higher Ed. Fin., Int'l. Leadership, Series A, 5.25%,
2/15/49  3,300 3,456
Conroe Local Gov't., Convention Center Hotel, 3.50%,
10/1/31 (7) 230 206
Conroe Local Gov't., Convention Center Hotel, 5.00%,
10/1/50 (7) 1,375 1,109
Corpus Christi, 6.125%, 9/15/44  1,000 1,000
Corpus Christi, 6.50%, 9/15/54  1,500 1,507
Dallas Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/47  7,750 8,145
Denton County, Green Meadows Public Improvement Dist.,
5.625%, 12/31/55 (7) 2,065 2,134
Denton County, Green Meadows Public Improvement Dist.,
5.875%, 12/31/45 (7) 982 1,015
Denton County, Green Meadows Public Improvement Dist.,
6.125%, 12/31/55 (7) 1,600 1,657

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Fort Bend County IDC, NRG Energy, Series B, 4.75%, 11/1/42  3,955 3,955
Friendswood, 7.00%, 9/15/54  2,750 2,773
Harris County Cultural Ed. Fac. Fin., Series C-2, TECP, 2.80%,
12/1/25  3,200 3,200
Harris County Cultural Ed. Fac. Fin., Brazos Presybyterian
Homes, Series A, 5.00%, 1/1/43  415 412
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/38  1,350 1,315
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/39  1,000 963
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/40  845 800
Hidalgo County Regional Mobility Auth., Senior Lien, Series A,
4.00%, 12/1/41  845 784
Houston Airport System, Series B-1, 5.00%, 7/15/35 (6) 7,560 7,563
Houston Airport System Revenue, United Airlines, Series B,
5.50%, 7/15/38 (6) 4,300 4,651
Houston Airport System Revenue, United Airlines, Series B,
5.50%, 7/15/39 (6) 4,100 4,405
Houston Airport System, United Airlines, Series A, 4.00%,
7/1/41 (6) 1,620 1,473
Houston Airport System, United Airlines, Series B-1, 4.00%,
7/15/41 (6) 3,955 3,596
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/28  1,110 1,110
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/30  1,335 1,335
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/40  2,305 2,305
Joint Guadalupe County - Seguin Hosp., 5.00%, 12/1/45  5,275 4,998
Joint Guadalupe County - Seguin Hosp., 5.25%, 12/1/35  1,645 1,646
Mission Economic Dev., Natgasoline, Series B, 4.625%,
10/1/31 (6)(7) 7,470 7,491
Montgomery County Toll Road Auth., 5.00%, 9/15/32  435 436
Montgomery County Toll Road Auth., 5.00%, 9/15/33  450 451
Montgomery County Toll Road Auth., 5.00%, 9/15/34  475 476
Montgomery County Toll Road Auth., 5.00%, 9/15/35  440 441
Montgomery County Toll Road Auth., 5.00%, 9/15/36  1,110 1,111
Montgomery County Toll Road Auth., 5.00%, 9/15/38  1,030 1,031
Montgomery County Toll Road Auth., 5.00%, 9/15/43  3,095 3,097
Montgomery County Toll Road Auth., 5.00%, 9/15/48  3,105 3,106
New Hope Cultural Ed. Fac. Fin., Blinn College, Series A,
5.00%, 7/1/57  7,915 5,126
New Hope Cultural Ed. Fac. Fin., Brazos Presbyterian Homes
Project, 5.375%, 1/1/55  2,000 1,978
New Hope Cultural Ed. Fac. Fin., Buckingham Senior Living,
Series 2021B, VR, 2.00%, 11/15/61, (2.00% PIK) (1)(9) 5,804 2,496

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
New Hope Cultural Ed. Fac. Fin., Legacy Midtown, Series A,
5.50%, 7/1/54  3,585 2,995
New Hope Cultural Ed. Fac. Fin., Legacy Midtown Park Project,
Series A, 5.25%, 7/1/32  625 631
New Hope Cultural Ed. Fac. Fin., Legacy Midtown Park Project,
Series A, 6.75%, 7/1/44  2,575 2,637
New Hope Cultural Ed. Fac. Fin., Legacy Midtown Park Project,
Series A, 7.125%, 7/1/56  1,375 1,401
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.375%, 11/15/36  395 380
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/46  790 690
New Hope Cultural Ed. Fac. Fin., MRC Senior Living, Langford,
Series A, 5.50%, 11/15/52  790 664
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/31  790 794
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/32  370 372
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/33  790 793
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/34  790 793
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.00%, 10/1/39  1,190 1,177
New Hope Cultural Ed. Fac. Fin., Presbyterian Village North,
5.25%, 10/1/49  4,810 4,528
North Texas Tollway Auth., Series B, 3.00%, 1/1/51 (10) 7,445 5,506
Port Beaumont Navigation Dist., Jefferson Gulf Coast, 2.75%,
1/1/36 (6)(7) 900 740
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
3.625%, 1/1/35 (6)(7) 3,965 3,694
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
4.00%, 1/1/50 (6)(7) 10,755 8,269
Port Beaumont Navigation Dist., Jefferson Gulf Coast, Series A,
5.25%, 1/1/54 (6)(7) 2,000 1,917
Princeton, Eastridge Public Improvement Dist., 4.60%,
9/1/35 (7) 200 205
Princeton, Eastridge Public Improvement Dist., 5.375%,
9/1/45 (7) 420 425
Princeton, Eastridge Public Improvement Dist., 5.625%,
9/1/55 (7) 700 711
Seagoville, Santorini Public Improvement Dist. Project, 6.00%,
9/15/44 (7) 1,015 1,016
Seagoville, Santorini Public Improvement Dist. Project, 7.00%,
9/15/54 (7) 3,000 3,015

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior Housing, 5.25%, 11/15/47 (1)(5) 1,283 —
Tarrant County Cultural Ed. Fac. Fin., Edgemere-Northwest
Senior Housing, Series A, 5.00%, 11/15/45 (1)(5) 6,750 1
Tarrant County Cultural Ed. Fac. Fin., Stayton at Museum Way,
Series A, 5.75%, 12/1/54 (1) 4,241 3,657
Texas Dept. of Housing & Community Affairs, Series A, 5.00%,
1/1/50  10,000 10,162
Texas Private Activity Bond Surface Transportation, Segment
3C Project, 5.00%, 6/30/58 (6) 3,000 2,928
Texas Private Activity Bond Surface Transportation, Tarrant
Express Project, 5.50%, 12/31/58 (6) 13,150 13,705
204,423
UTAH  2.5%
Black Desert Public Infrastructure Dist., Assessment Area 1,
5.625%, 12/1/53 (7) 9,325 9,428
Firefly Public Infrastructure Dist. No. 1, Series A-1, GO,
6.625%, 3/1/54 (7) 1,125 1,159
Firefly Public Infrastructure Dist. No. 1, Assessment Area No. 1,
5.625%, 12/1/43 (7) 3,606 3,655
MIDA Mountain Veterans Program Public Infrastructure Dist.,
5.00%, 6/1/44 (7) 500 501
MIDA Mountain Veterans Program Public Infrastructure Dist.,
5.20%, 6/1/54 (7) 1,175 1,170
Mida Mountain Village Public Infrastructure Dist., Series 1,
5.125%, 6/15/54 (7) 2,540 2,531
Mida Mountain Village Public Infrastructure Dist., Series 2,
5.75%, 6/15/44 (7) 1,240 1,269
Mida Mountain Village Public Infrastructure Dist., Series 2,
6.00%, 6/15/54 (7) 2,150 2,214
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/41  1,800 1,668
Military Installation Dev. Auth., Series A-1, 4.00%, 6/1/52  4,000 3,381
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/41  2,485 2,290
Military Installation Dev. Auth., Series A-2, 4.00%, 6/1/52  7,550 6,315
Panorama Public Infrastructure Dist. No. 1, Series A, GO,
6.25%, 3/1/55 (7) 2,150 2,163
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
5.875%, 3/1/45  950 981
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-1,
6.125%, 3/1/55  6,910 7,208
Point Phase 1 Public Infrastructure Dist. No. 1, Series A-2,
STEP, 3/1/55  500 402
Ridges Estates Infrastructure Fin. Dist., Alpine Hollow
Assessment Area, 6.25%, 12/1/53 (7) 5,350 5,538
Salt Lake City Airport, Series A, 5.00%, 7/1/46 (6) 5,605 5,717

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
SkyRidge Pegasus Infrastructure Fin. Dist., SkyRidge Pegasus
Assessment Area, 5.25%, 12/1/44 (7) 5,216 5,160
Soleil Hills Public Infrastructure Dist. No. 1, Series A, GO,
5.875%, 3/1/55 (7) 3,920 3,935
Tech Ridge Public Infrastructure Dist., Tech Ridge Assessment
Area, 6.25%, 12/1/54 (7) 7,200 7,478
UIPA Crossroads Public Infrastructure Dist., 4.375%, 6/1/52 (7) 10,115 9,322
83,485
VIRGINIA  2.0%
Alexandria, Series A, GO, 2.00%, 12/15/40  6,150 4,579
Arlington County IDA, Virginia Hosp. Center, Series A, 3.75%,
7/1/50 (4) 1,050 913
Lynchburg Economic Dev. Auth., Central Health, Series A,
4.00%, 1/1/47  3,000 2,704
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/35  3,180 3,181
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.00%, 1/1/46  4,075 3,810
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  3,380 3,333
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, Series A, 5.00%, 1/1/49  2,575 2,360
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/33  790 798
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  1,055 1,065
Tobacco Settlement Fin., Capital Appreciation, Series C, Zero
Coupon, 6/1/47  21,370 5,466
Virginia College Building Auth., Marymount Univ., 5.00%,
7/1/45 (7) 4,750 3,604
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/30 (7) 1,090 1,017
Virginia College Building Auth., Marymount Univ., 5.25%,
7/1/35 (7) 1,700 1,482
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/30 (7) 3,750 3,461
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/35 (7) 1,000 854
Virginia College Building Auth., Marymount Univ., Series A,
5.00%, 7/1/45 (7) 2,460 1,867
Virginia Commonwealth Univ. Health System Auth., Series B,
VRDN, 2.85%, 7/1/37  1,165 1,165
Virginia HDA, Series E, 4.90%, 10/1/50  1,695 1,711
Virginia HDA, Series E, 4.95%, 10/1/55  1,450 1,461

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., 95 Express Lanes, 4.00%,
1/1/48 (6) 6,500 5,746
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
3.00%, 1/1/41 (6) 3,000 2,468
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/37 (6) 3,080 3,068
Virginia Small Business Fin. Auth., Elizabeth River Crossings,
4.00%, 1/1/40 (6) 2,200 2,133
Virginia Small Business Fin. Auth., I-495 HOT Lanes Project,
5.00%, 12/31/47 (6) 3,000 3,015
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (6) 4,480 4,370
65,631
WASHINGTON  1.4%
Adams County Public Hosp. Dist. No. 2, GO, 5.125%, 12/1/44  2,105 2,031
Skagit County Public Hosp. Dist. No. 1, 5.50%, 12/1/54  3,910 4,027
Washington State Housing Fin. Commission, Blakeley & Laurel
Villages Portfolio, Series A, 5.50%, 7/1/50 (7) 4,500 4,543
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/38 (7) 830 688
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/48 (7) 2,300 1,688
Washington State Housing Fin. Commission, Hearthstone,
5.00%, 7/1/53 (7) 920 643
Washington State Housing Fin. Commission, Judson Park,
4.00%, 7/1/28 (7) 135 134
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/33 (7) 225 227
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/38 (7) 650 652
Washington State Housing Fin. Commission, Judson Park,
5.00%, 7/1/48 (7) 1,660 1,525
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/46 (7) 2,575 2,438
Washington State Housing Fin. Commission, Presbyterian
Retirement, Series A, 5.00%, 1/1/51 (7) 5,330 4,894
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.00%, 7/1/54  3,865 3,750
Washington State Housing Fin. Commission, Radford Court &
Nordheim Court, 5.50%, 7/1/59  6,335 6,438
Washington State Housing Fin. Commission, Social Certificate,
Series 1, Class A, 3.375%, 4/20/37  1,225 1,158
Washington State Housing Fin. Commission, Social Certificate,
Series 2024-1, Class A, VR, 4.221%, 3/1/50  3,698 3,624

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
Washington State Housing Fin. Commission, Social Certificate,
Series A-1, Class A, 3.50%, 12/20/35  2,792 2,711
Washington State Housing Fin. Commission, Transform Age
Project, Series A, 5.00%, 1/1/55 (7) 4,925 4,470
45,641
WEST VIRGINIA  0.3%
Monongalia County Commission Excise Tax Dist., Series A,
4.125%, 6/1/43 (7) 1,640 1,451
Monongalia County Commission Excise Tax Dist., Series B,
4.875%, 6/1/43 (7) 1,100 1,086
Monongalia County Commission, Univ. Town Center, Series A,
5.50%, 6/1/37 (7) 1,940 1,967
Monongalia County Commission, Univ. Town Center, Series A,
5.75%, 6/1/43 (7) 1,940 1,961
Ohio County, Highlands Project, 5.25%, 6/1/44  1,000 1,020
Ohio County, Highlands Project, 5.25%, 6/1/53  1,250 1,259
8,744
WISCONSIN  5.6%
PFA, 5.00%, 2/1/64  1,500 1,448
PFA, Series A, 5.00%, 12/15/44 (7) 690 653
PFA, Series A, 5.00%, 12/15/54 (7) 2,000 1,823
PFA, Celanese, Series B, 5.00%, 12/1/25 (6) 4,750 4,750
PFA, Celanese, Series C, 4.30%, 11/1/30 (6) 3,955 3,944
PFA, Celanese, Series D, 4.05%, 11/1/30  1,980 1,962
PFA, Challenge Foundation Academy, 6.625%, 7/1/43 (7) 1,000 1,022
PFA, Challenge Foundation Academy, 6.875%, 7/1/53 (7) 1,650 1,678
PFA, Challenge Foundation Academy, 7.00%, 7/1/58 (7) 1,850 1,882
PFA, Cherokee Classical Academy Project, Series A, 6.50%,
6/15/45 (7) 325 323
PFA, Cherokee Classical Academy Project, Series A, 6.75%,
6/15/55 (7) 500 497
PFA, Cherokee Classical Academy Project, Series A, 7.00%,
6/15/65 (7) 1,100 1,106
PFA, CHF Manoa, Series A, 5.75%, 7/1/53 (7) 4,000 4,034
PFA, Church Home of Hartford, 5.00%, 9/1/30 (7) 630 630
PFA, Church Home of Hartford, 5.00%, 9/1/38 (7) 1,365 1,365
PFA, Corvian Community School, Series A, 4.00%, 6/15/29 (7) 475 459
PFA, Corvian Community School, Series A, 5.00%, 6/15/39 (7) 790 735
PFA, Corvian Community School, Series A, 5.00%, 6/15/49 (7) 3,650 3,027
PFA, Corvian Community School, Series A, 5.125%, 6/15/47 (7) 2,085 1,781
PFA, Corvian Community School, Series A, 6.25%, 6/15/48 (7) 535 525
PFA, Corvian Community School, Series A, 6.25%, 6/15/53 (7) 2,515 2,433
PFA, Elevon Project, RAN, 5.00%, 7/15/30 (7) 981 983

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, Foundation Academy Charter School Project, 5.00%,
7/1/55 (7) 1,250 1,136
PFA, Foundation Academy Charter School Project, 5.00%,
7/1/60 (7) 700 624
PFA, Founders Academy of Las Vegas, Series A, 4.00%,
7/1/30 (7) 220 216
PFA, Founders Academy of Las Vegas, Series A, 5.00%,
7/1/40 (7) 560 542
PFA, Founders Academy of Las Vegas, Series A, 5.00%,
7/1/55 (7) 1,145 981
PFA, Founders Academy of Las Vegas, Series A, 6.375%,
7/1/43 (7) 325 338
PFA, Founders Academy of Las Vegas, Series A, 6.625%,
7/1/53 (7) 100 103
PFA, Founders Academy of Las Vegas, Series A, 6.75%,
7/1/58 (7) 375 389
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
6/30/60 (6) 17,315 17,996
PFA, Georgia SR 400 Express Lanes Project, 5.75%,
12/31/65 (6) 8,750 9,074
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
6/30/60 (6) 3,375 3,729
PFA, Georgia SR 400 Express Lanes Project, 6.50%,
12/31/65 (6) 11,525 12,742
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/52  1,835 1,839
PFA, Grand Hyatt San Antonio, Series A, 5.00%, 2/1/62  3,370 3,341
PFA, Heritage Bend Project, Zero Coupon, RAN, 12/15/42 (7) 25,000 7,631
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/37 (7) 435 439
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/47 (7) 965 936
PFA, Mary's Woods at Marylhurst, 5.25%, 5/15/52 (7) 1,820 1,727
PFA, Mater Academy of Nevada - Cactus Park Campus Project,
Series A, 6.00%, 12/15/55 (7) 400 409
PFA, Mater Academy of Nevada - Cactus Park Campus Project,
Series A, 6.125%, 12/15/60 (7) 1,375 1,414
PFA, Million Air Three General Aviation Fac. Project, Series B,
7.00%, 9/1/54 (6)(7) 6,050 6,444
PFA, Mountain Island Charter School, 5.00%, 7/1/37  655 655
PFA, Mountain Island Charter School, 5.00%, 7/1/47  1,585 1,525
PFA, Mountain Island Charter School, 5.00%, 7/1/52  3,405 3,218
PFA, National Gypsum, 4.00%, 8/1/35 (6) 16,170 15,714
PFA, Nevada State College, Series A, 5.00%, 5/1/60 (7) 4,520 2,832
PFA, Nevada State College, Series B, 9.00%, 5/1/71 (1)(5)(7) 2,090 1,012
PFA, Nolina & Sorella Projects, RAN, 5.50%, 12/15/32 (7) 3,327 3,316
PFA, Searstone CCRC Project, Series A, 5.00%, 6/1/52 (7) 5,055 4,515
PFA, SKY Harbour Capital, 4.00%, 7/1/41 (6) 5,150 4,703

T. ROWE PRICE Tax-Free High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
PFA, SKY Harbour Capital, 4.25%, 7/1/54 (6) 12,930 10,743
PFA, Southminster, 5.00%, 10/1/43 (7) 1,780 1,765
PFA, Southminster, 5.00%, 10/1/48 (7) 1,585 1,511
PFA, Southminster, 5.00%, 10/1/53 (7) 4,560 4,263
PFA, Univ. of Hawai'i Foundation Project, Series A-1, 4.00%,
7/1/51 (7) 2,190 1,726
PFA, Univ. of Hawai'i Foundation Project, Series A-1, 4.00%,
7/1/61 (7) 1,215 911
PFA, Univ. of Hawai'i Foundation Project, Series B, 5.25%,
7/1/61 (7) 4,385 3,660
Univ. of Wisconsin Hosp. & Clinics, Series B, VRDN, 2.85%,
4/1/48  245 245
Wisconsin HEFA, Benevolent, 5.00%, 6/1/37  880 881
Wisconsin HEFA, Benevolent, 5.00%, 6/1/41  1,310 1,261
Wisconsin HEFA, Chiara Housing and Services, 5.875%, 7/1/55  955 958
Wisconsin HEFA, Chiara Housing and Services, 6.00%, 7/1/60  6,930 6,985
Wisconsin HEFA, Dickson Hollow Phase II Project, 6.125%,
10/1/59  1,625 1,684
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/36  615 598
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/41  610 560
Wisconsin HEFA, Saint John's Communities, 4.00%, 9/15/45  510 436
Wisconsin Housing & Economic Dev. Auth. Housing Revenue,
Series A, 5.00%, 11/1/50  2,750 2,780
Wisconsin Housing & Economic Dev. Auth. Housing Revenue,
Series A, 5.05%, 11/1/55  2,000 2,027
189,594
Total Municipal Securities (Cost $3,467,267) 3,329,956
Total Investments in Securities  98.9%
(Cost $3,467,299) $ 3,330,029
Other Assets Less Liabilities 1.1% 38,485
Net Assets 100.0% $ 3,368,514
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.

T. ROWE PRICE Tax-Free High Yield Fund

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(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $0 and represents 0.0% of net assets.
(4) Insured by Assured Guaranty Incorporated
(5) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(6) Interest subject to alternative minimum tax.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $985,526 and represents 29.3% of net assets.
(8) When-issued security
(9) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(10) Insured by Build America Mutual Assurance Company
(11) Insured by National Public Finance Guarantee Corporation
(12) Insured by Financial Guaranty Insurance Company
(13) Prerefunded date is used in determining portfolio maturity.
(14) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
3M TSFR Three month term SOFR (Secured overnight financing rate)
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
DFA Development Finance Authority
DOT Department of Transportation
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EFA Educational Facility Authority
FRN Floating Rate Note
GO General Obligation
HDA Housing Development Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
IDC Industrial Development Corporation
PCR Pollution Control Revenue

T. ROWE PRICE Tax-Free High Yield Fund

The accompanying notes are an integral part of this Portfolio of Investments.
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PFA Public Finance Authority/Agency
PIK Payment-in-kind
RAN Revenue Anticipation Note
SPMUV7DY S&P Municipal 7 Day High Grade Yield
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TECP Tax-Exempt Commercial Paper
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free High Yield Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free High Yield Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Tax-Free
High Yield Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Tax-Free High Yield Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation

T. ROWE PRICE Tax-Free High Yield Fund

Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 73 $ — $ — $ 73
Corporate Bonds — — — —
Municipal Securities — 3,329,956 — 3,329,956
Total $ 73 $ 3,329,956 $ — $ 3,330,029

T. ROWE PRICE Tax-Free High Yield Fund

existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F59-054Q3 11/25